Convertible loans - Interest Expense (Details) - Residual Loan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 7,684	$ 10,418	$ 4,756
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	5,664	8,389	4,756
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 2,020	$ 2,029	$ 0